Trading properties (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Beginning Balance, trading properties	$ 214,231,000,000	$ 37,133,000,000
Additions	10,183,000,000	4,015,000,000
Currency translation adjustment	(1,434,000,000)	(884,000,000)
Transfers	69,694,000,000	218,084,000,000
Impairment	(11,940,000,000)	(25,540,000,000)
Disposals	(10,972,000,000)	(18,577,000,000)
Ending Balance, trading properties	269,762,000,000	214,231,000,000
Completed Properties [Member]
Statement [Line Items]
Beginning Balance, trading properties	2,886,000,000	3,974,000,000
Additions	0	0
Currency translation adjustment	0	0
Transfers		0
Impairment	(25,000,000)	(402,000,000)
Disposals	(47,000,000)	(686,000,000)
Ending Balance, trading properties	2,814,000,000	2,886,000,000
Undeveloped Sites [Member]
Statement [Line Items]
Beginning Balance, trading properties	18,142,000,000	16,498,000,000
Additions	1,249,000,000	1,649,000,000
Currency translation adjustment	0	0
Transfers		0
Impairment		0
Disposals	(1,000,000)	(5,000,000)
Ending Balance, trading properties	19,390,000,000	18,142,000,000
Property Under Development [Member]
Statement [Line Items]
Beginning Balance, trading properties	193,203,000,000	16,661,000,000
Additions	8,934,000,000	2,366,000,000
Currency translation adjustment	(1,434,000,000)	(884,000,000)
Transfers	69,694,000,000	218,084,000,000
Impairment	(11,915,000,000)	(25,138,000,000)
Disposals	(10,924,000,000)	(17,886,000,000)
Ending Balance, trading properties	$ 247,558,000,000	$ 193,203,000,000